Virtus Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 6, 2009 to the

Alternative Funds Prospectus dated March 2, 2009

and to the Statement of Additional Information (“SAI”) dated March 2, 2009

IMPORTANT NOTICE TO INVESTORS

The information under “Disclosure of Fund Holdings” on page 57 of the Prospectus and under “Public Disclosures” on page 45 of the SAI is hereby amended to reflect that top ten holdings and summary composition information for the Virtus Global Real Estate Securities Fund are reported on a one-month lag.

Investors should retain this supplement with the Prospectus

and SAI for future reference.

VOT 8021/GRESFHoldDisc (3/09)